Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2020	Jul. 31, 2020
Canada Revenue Agency Reassessment [member] | Two thousand fifteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 239
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed		$ 1,032
Revenu Quebec Agency Reassessment [member] | Two thousand eleven and two thousand twelve taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 11
Revenu Quebec Agency Reassessment [member] | Two thousand eleven to two thousand thirteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed		17
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed		33
Canada Revenue Agency Revenu Quebec Agency and Alberta Tax and Revenue Administration Reassessment [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed		$ 1,082